RESTATEMENT AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restated consolidated balance sheet (Details) (USD $)	Jun. 30, 2012	Mar. 01, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2010
ASSETS:
Cash and cash equivalents	$ 1,341,000	$ 1,500,000	$ 777,000	$ 645,000	$ 2,900,000
Marketable securities, available for sale	31,000		137,000
Advances and accounts receivable	133,000		87,000	38,000
Farm product	244,000		43,000
Deposits and other current assets	50,000		20,000	16,000
Total Current Assets	1,799,000		1,064,000	699,000
Property, equipment and software, net	1,219,000		1,129,000	156,000
Other Assets
Debt issuance costs	527,000		663,000
Land	3,657,000		2,968,000	1,279,000
Water rights and infrastructure			28,786,000	24,216,000
Options on real extate and water shares
Dam and water infrastructure construction in progress	755,000		848,000	489,000
Discontinued operations- assets held for sale
Total Other Assets	35,330,000		33,265,000	26,343,000
TOTAL ASSETS	38,348,000		35,458,000	27,198,000
LIABILITIES & STOCKHOLDERS' EQUITY:
Accounts payable	384,000		631,000	463,000
Current portion of notes payable	10,795,000		32,000
Accrued liabilities	548,000		495,000	114,000
Total Current Liabilities	11,727,000		1,158,000	577,000
Notes Payable - Long Term			13,508,000
Total Liabilities			14,666,000
Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 23,884,682 and 23,258,494 shares issued and outstanding at June 30, 2012 and December 31, 2011, respectively	24,000		23,000	20,000
Additional paid-in capital			38,357,000
Accumulated Comprehensive (Loss)	(15,000)		(51,000)
Accumulated (deficit)			(19,699,000)
Total Two Rivers Water Company Shareholders' Equity			18,630,000
Noncontrolling interest in subsidiary	2,166,000		2,162,000	2,111,000
Total Stockholders' Equity			20,792,000
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY			34,054,000
BalanceSheetChangeMember
LIABILITIES & STOCKHOLDERS' EQUITY:
Notes Payable - Long Term			(1,404,000)
Total Liabilities			(1,404,000)
Stockholders' Equity:
Additional paid-in capital			1,490,000
Accumulated (deficit)			(86,000)
Total Two Rivers Water Company Shareholders' Equity			1,404,000
Total Stockholders' Equity			1,404,000
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY			1,404,000
BalanceSheetRestatedMember
ASSETS:
Cash and cash equivalents			777,000
Marketable securities, available for sale			137,000
Advances and accounts receivable			87,000
Farm product			43,000
Deposits and other current assets			20,000
Total Current Assets			1,064,000
Property, equipment and software, net			1,129,000
Other Assets
Debt issuance costs			663,000
Land			2,968,000
Water rights and infrastructure			28,786,000
Options on real extate and water shares
Dam and water infrastructure construction in progress			848,000
Discontinued operations- assets held for sale
Total Other Assets			33,265,000
TOTAL ASSETS			35,458,000
LIABILITIES & STOCKHOLDERS' EQUITY:
Accounts payable			631,000
Current portion of notes payable			32,000
Accrued liabilities			495,000
Total Current Liabilities			1,158,000
Notes Payable - Long Term			12,104,000
Total Liabilities			13,262,000
Stockholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized, 23,884,682 and 23,258,494 shares issued and outstanding at June 30, 2012 and December 31, 2011, respectively			23,000
Additional paid-in capital			39,847,000
Accumulated Comprehensive (Loss)			(51,000)
Accumulated (deficit)			(19,785,000)
Total Two Rivers Water Company Shareholders' Equity			20,034,000
Noncontrolling interest in subsidiary			2,162,000
Total Stockholders' Equity			22,196,000
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY			$ 35,458,000